SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12:-SHAREHOLDERS' EQUITY

a.Ordinary shares:

The ordinary shares of the Company confer on the holders thereof voting rights, rights to receive dividends and rights to participate in distribution of assets upon liquidation.

b.Share based payment:

In April 2007, the Company's Board of Directors adopted an Employee Shares Incentive Plan (the "2007 Plan"). Under the 2007 Plan, options may be granted to employees, officers, non-employees consultants and directors of the Company and its Subsidiaries. The 2007 plan was terminated on October 15, 2013, although option awards outstanding as of that date will continue in full force in accordance with the terms under which they were granted.

In October 2013, the Company's Board of Directors adopted a new Employee Shares Incentive Plan (the "2013 Plan"). The 2013 Plan provides for the grant of options, restricted shares, RSUs.

Under the Plans, as of December 31, 2020, an aggregate of 1,819,295 shares were still available for future grant. Each option granted under the Plan expires no later than ten years from the date of grant. The vesting period of the options is generally four years, unless the Board of Directors or the Board's Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.

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WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 12:-SHAREHOLDERS' EQUITY (Cont.)

The total share-based compensation expense related to all of the Company's equity-based awards, which include options, RSUs and employee stock purchase rights issued pursuant to the Company's Employee Share Purchase Plan (“ESPP”) and recognized for the years ended December 31, 2018, 2019 and 2020 was comprised as follows:

	Year ended December 31,
	2020	2019	2018

Cost of revenues	$9,127	$5,854	$4,418
Research and development	76,882	56,161	39,417
Sales and marketing	22,845	18,458	9,770
General and administrative	38,458	28,864	18,725

Total share-based compensation expense	$147,313	$109,337	$72,330

Total unrecognized compensation cost amounted to $352,079 as of December 31, 2020, and is expected to be recognized over a weighted average period of approximately 2.5 years.

c.Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2020 is as follows:

	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2019	7,438,119	$37.53	5.49	$631,994

Granted	715,247	$155.62
Exercised	(3,493,875)	$12.59
Forfeited	(41,111)	$80.18

Balance at December 31, 2020	4,618,380	$74.31	6.74	$812,500

Exercisable at December 31, 2020	2,844,347	$50.61	5.80	$567,048

Vested and expected to vest at December 31, 2020	4,530,353	$73.56	6.71	$800,307

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WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 12:-SHAREHOLDERS' EQUITY (Cont.)

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions: the expected volatility is based upon actual historical stock price movements; the expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding; the risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term; For restricted stock units the fair value is based on the closing market value of the underlying shares at the date of grant. The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model.

The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2018, 2019 and 2020:

	Year ended December 31,
	2020	2019	2018

Expected volatility	42.26%-49.24%	42.60%-45.24%	45.19%-46.64%
Expected dividends	0%	0%	0%
Expected term (in years)	4.84-4.99	4.94 -4.99	5.17 -7.53
Risk free rate	0.25%-1.40%	1.51%-2.47%	2.59%-3.03%

The following table set forth the parameters used in computation of the employee stock purchase plan for the years ended December 31, 2018, 2019 and 2020:

	Year ended December 31,
	2020	2019	2018

Expected volatility	34.52%-83.3%	31.88%-54.49%	39.9%-41.2%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	0.13%-0.95%	1.89%-2.52%	1.85%-2.28%

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WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 12:-SHAREHOLDERS' EQUITY (Cont.)

A summary of options data for the years ended December 31, 2018, 2019 and 2020, is as follows:

	Year ended December 31,
	2020	2019	2018

Weighted-average grant date fair value of options granted	$68.91	$53.67	$34.93
Total intrinsic value of the options exercised	$436,187	$128,003	$137,448
Total fair value of shares vested	$40,367	$33,316	$27,629

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the deemed fair value of the Company's ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise.

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2020:

Exercise price (range)	Options outstanding as of December 31, 2020	Weighted average remaining contractual term	Options exercisable as of December 31, 2020	Weighted average remaining contractual term
		(years)		(years)

0-19.79	451,409	2.91	442,098	2.80
19.8-21.13	586,121	4.67	586,121	4.67
21.14-51.32	326,467	5.17	300,362	5.09
51.33-56.61	451,958	6.12	404,324	6.12
56.62-61.75	741,489	7.12	430,890	7.12
61.76-101.67	407,639	7.57	218,296	7.39
101.68-102.67	736,632	8.12	305,214	8.12
102.68-142.09	266,061	8.55	88,162	8.35
142.1-143.13	544,383	9.14	57,108	9.14
143.14-286.29	106,221	9.51	11,772	9.06

	4,618,380	6.74	2,844,347	5.80

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WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 12:-SHAREHOLDERS' EQUITY (Cont.)

e.Options granted to non-employees consultants:

The following table summarizes information about the Company's outstanding and exercisable options to purchase ordinary shares granted to non-employees consultants as of December 31, 2020:

Grant Date	Options outstanding as of December 31, 2020	Exercise price	Exercisable as of December 31, 2020	Exercisable through
		$

January 9, 2013	3,400	2.34	3,400	January 9, 2023

No options were granted to non-employees during the years ended December 31, 2020, 2019 and 2018.

f.A summary of RSU activity for the year ended December 31, 2020, is as follows:

	Number of shares	Weighted average grant date fair value per share
		$
Unvested as of December 31, 2019	2,124,430	$98.50
Granted	1,054,030	$199.80
Vested	(956,651)	$93.16
Forfeited	(143,382)	$120.44

Unvested as of December 31, 2020	2,078,427	$150.87